Fair Value - Gains and Losses Recognized in the Income Statement on Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Trading	€ 195	€ (1,643)
Designated	€ 25,783	€ 20,912